Derivatives and hedge accounting - Hedge ineffectiveness (Details) - SEK (kr) kr in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Hedge ineffectiveness
Hedging gain or losses recognized in other comprehensive income	[1]	kr 3	kr 56	kr 63
of which in cash flow hedges
Hedge ineffectiveness
Changes in fair value of hedging instruments		4	56
Changes in value of hedged items used as a basis for recognizing hedge ineffectiveness		(3)	(58)
Hedge ineffectiveness recognized in profit or loss		0	0
Hedging gain or losses recognized in other comprehensive income		kr 4	kr 56

[1]	1 The entire equity is attributable to the shareholder of the Parent Company.